Leases (Tables) - Humacyte, Inc.	6 Months Ended
Jun. 30, 2021
Schedule of quantitative information of leases

	Year Ended		Year Ended		Six Months Ended June		Six Months Ended June
	December 31, 2019		December 31, 2020		30, 2020 (Unaudited)		30, 2021 (Unaudited)
	Finance	Operating	Finance	Operating	Finance	Operating	Finance	Operating
($ in thousands)	Leases	Leases	Leases	Leases	Leases	Leases	Leases	Leases
Operating cash flows from leases	$(2,298)	$(137)	$(2,180)	$(182)	$(1,106)	$(89)	$(525)	$(53)
Financing cash flows from leases	$(1,292)	$—	$(1,500)	$—	$(722)	$—	$(834)	$—
Weighted-average remaining lease term	6.02	6.38	5.52	6.24	6.04	6.43	5.26	5.98
Weighted-average discount rate	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%

Schedule of maturities of lease liabilities

($ in thousands)	Finance Leases	Operating Leases
Year Ended December 31, 2021	$3,773	$105
Year Ended December 31, 2022	3,868	105
Year Ended December 31, 2023	3,965	105
Year Ended December 31, 2024	4,065	106
Year Ended December 31, 2025	4,167	106
Thereafter	16,937	678
Total	36,775	1,205
Less: present value discount	(11,956)	(436)
Lease liabilities	$24,819	$769